Commitments and Contingencies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies (Textual)
Rent expense	$ 56,595	$ 40,640	$ 111,810	$ 75,035	$ 171,294	$ 107,385
2011 Exclusive Agreement [Member]
Commitments and Contingencies (Textual)
Milestone payment					$ 765,000
License reduced percentage					50.00%
Aggregate maintenance fees for first five years					$ 80,000
Maintenance fees annually after first five years					$ 50,000
Royalty percentage					2.00%
Minimum royalty expense					$ 75,000
Royalty description					The Company is required to pay royalties ranging from 8% of worldwide sublicense sales of covered products (if the sublicense is entered after commencement of phase II clinical trials to 12% of worldwide sublicense sales (if the sublicense is entered prior to commencement of phase I clinical trials).
2013 Exclusive Agreement [Member]
Commitments and Contingencies (Textual)
Milestone payment					$ 765,000
License reduced percentage					50.00%
Aggregate maintenance fees for first three years					$ 7,500
Maintenance fees annually after first five years					$ 5,000
Royalty percentage					2.00%
Minimum royalty expense					$ 75,000
Royalty description					The Company is required to pay The Regents royalties ranging from 8% of worldwide sublicense sales of covered products (if the sublicense is entered after commencement of phase II clinical trials to 12% of worldwide sublicense sales (if the sublicense is entered prior to commencement of phase I clinical trials).
License costs					$ 10,000